Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MML SERIES INVESTMENT FUND
Entity Central Index Key	0000067160
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Apr. 24, 2026